PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Mar. 31, 2025
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Schedule of prepaid expenses and other current assets
	As of March 31,	As of March 31,
	2025	2024
Advance payment of intangible asset	$1,500,000	$1,500,000
Others	12,208	1,651
Total	$1,512,208	$1,501,651